Fair Value - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Carrying amounts of other equity interests of which fair values are not readily determinable	¥ 561	¥ 495
consolidated VIEs
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	12	12
Structured notes
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	39	48
Net unrealized gains (losses) resulting from changes in fair values of the notes	¥ (7)	¥ 8